Balances and Transactions with Related Parties (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payroll expense	₪ 5,017
Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Rental income	₪ 291	₪ 229